Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Land Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	45 years
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Transportation Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Land Use Rights
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years